ACCOUNTING POLICIES (10K) (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Business Description And Accounting Policies [Abstract]
CONSOLIDATION
CONSOLIDATION

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

CONSOLIDATION

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

USE OF ESTIMATES
USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

CASH	CASH The Company maintains its cash in bank deposit accounts, which may exceed federally insured limits at times.	CASH The Company maintains its cash in bank deposit accounts, which may exceed federally insured limits at times.
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable include amounts due to the Company for sales of equipment, other amounts due from customers, merchant service receivables, and unbilled amounts due from customers, net of the allowance for uncollectible accounts.

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments, including from a shortfall in the customer transaction fund flow from which the Company would normally collect amounts due.

The allowance is determined through an analysis of various factors including the aging of the accounts receivable, the strength of the relationship with the customer, the capacity of the customer transaction fund flow to satisfy the amount due from the customer, an assessment of collection costs and other factors. The allowance for doubtful accounts receivable is management’s best estimate as of the respective reporting date. The Company writes off accounts receivable against the allowance when management determines the balance is uncollectible and the Company ceases collection efforts. Management believes that the allowance recorded is adequate to provide for its estimated credit losses.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable include amounts due to the Company for sales of equipment, other amounts due from customers, merchant service receivables, and unbilled amounts due from customers, net of the allowance for uncollectible accounts.

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments, including from a shortfall in the customer transaction fund flow from which the Company would normally collect amounts due.

The allowance is determined through an analysis of various factors including the aging of the accounts receivable, the strength of the relationship with the customer, the capacity of the customer transaction fund flow to satisfy the amount due from the customer, an assessment of collection costs and other factors. The allowance for doubtful accounts receivable is management’s best estimate as of the respective reporting date. The Company writes off accounts receivable against the allowance when management determines the balance is uncollectible and the Company ceases collection efforts. Management believes that the allowance recorded is adequate to provide for its estimated credit losses.

FINANCE RECEIVABLES
FINANCE RECEIVABLES

The Company offers extended payment terms to certain customers for equipment sales under its Quick Start Program. In accordance with the Financial Accounting Standards Board Accounting Standards Codification® (“ASC”) Topic 840, “Leases”, agreements under the Quick Start Program qualify for sales-type lease accounting. Accordingly, the future minimum lease payments are classified as finance receivables in the Company’s consolidated balance sheets. Finance receivables or Quick Start leases are generally for a sixty month term. Finance receivables are carried at their contractual amount and charged off against the allowance for credit losses when management determines that recovery is unlikely and the Company ceases collection efforts. The Company recognizes a portion of the note or lease payments as interest income in the accompanying consolidated financial statements based on the effective interest rate method.

FINANCE RECEIVABLES

The Company offers extended payment terms to certain customers for equipment sales under its Quick Start Program. In accordance with the Financial Accounting Standards Board Accounting Standards Codification® (“ASC”) Topic 840, “Leases”, agreements under the Quick Start Program qualify for sales-type lease accounting. Accordingly, the future minimum lease payments are classified as finance receivables in the Company’s consolidated balance sheets. Finance receivables or Quick Start leases are generally for a sixty month term. Finance receivables are carried at their contractual amount and charged off against the allowance for credit losses when management determines that recovery is unlikely and the Company ceases collection efforts. The Company recognizes a portion of the note or lease payments as interest income in the accompanying consolidated financial statements based on the effective interest rate method.

INVENTORY, Net	INVENTORY, Net Inventory consists of finished goods and packaging materials. The Company’s inventory is stated at the lower of cost (average cost basis) or market.	INVENTORY, Net Inventory consists of finished goods and packaging materials. The Company’s inventory is stated at the lower of cost (average cost basis) or market.
PROPERTY AND EQUIPMENT, Net
PROPERTY AND EQUIPMENT, Net

Property and equipment are recorded at cost. Property and equipment are depreciated on the straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized on the straight-line basis over the lesser of the estimated useful life of the asset or the respective lease term.

PROPERTY AND EQUIPMENT, Net

Property and equipment are recorded at cost. Property and equipment are depreciated on the straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized on the straight-line basis over the lesser of the estimated useful life of the asset or the respective lease term.

GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

The Company’s intangible assets include goodwill, trademarks, non-compete agreements, brand, developed technology and customer relationships.

Goodwill represents the excess of cost over fair value of the net assets purchased in acquisitions. The Company accounts for goodwill in accordance with ASC 350, “Intangibles – Goodwill and Other”. Under ASC 350, goodwill is not amortized to earnings, but instead is subject to periodic testing for impairment. Testing for impairment is to be done at least annually and at other times if events or circumstances arise that indicate that impairment may have occurred. The Company has selected April 1 as its annual test date.

GOODWILL AND INTANGIBLE ASSETS

The Company’s intangible assets include goodwill, trademarks, non-compete agreements, brand, developed technology and customer relationships.

The Company’s trademarks with an indefinite economic life are not being amortized. The trademarks, not subject to amortization, are related to the EnergyMiser asset group and consist of four trademarks. The Company tests indefinite-life intangible assets for impairment using a two-step process. The first step screens for potential impairment, while the second step measures the amount of impairment. The Company uses a relief from royalty analysis to complete the first step in this process. Testing for impairment is to be done at least annually and at other times if events or circumstances arise that indicate that impairment may have occurred. The Company has selected April 1 as its annual test date for its indefinite-lived intangible assets. The Company concluded there was no impairment of trademarks during the fiscal years ended June 30, 2015 and 2014, respectively. During the fourth quarter of the fiscal year ended June 30, 2016, the fair value of the trademarks were determined to have inconsequential value based on the “relief from royalty” methodology. This assessment resulted in an impairment write-down during the fourth fiscal quarter of $432 thousand, which is included in “Impairment of intangible asset” in the Consolidated Statement of Operations for the fiscal year ended June 30, 2016. (See Note 7 Goodwill and Intangible Assets for details.)

Goodwill represents the excess of cost over fair value of the net assets purchased in acquisitions. The Company accounts for goodwill in accordance with ASC 350, “Intangibles – Goodwill and Other”. Under ASC 350, goodwill is not amortized to earnings, but instead is subject to periodic testing for impairment. Testing for impairment is to be done at least annually and at other times if events or circumstances arise that indicate that impairment may have occurred. The Company has selected April 1 as its annual test date. The Company has concluded there has been no impairment of goodwill during the fiscal years ended June 30, 2016, 2015 and 2014, respectively.

LONG-LIVED ASSETS
LONG-LIVED ASSETS

In accordance with ASC 360, “Impairment or Disposal of Long-Lived Assets”, the Company reviews its definite lived long-lived assets whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the carrying amount of an asset or group of assets exceeds its net realizable value, the asset will be written down to its fair value. In the period when the plan of sale criteria of ASC 360 are met, definite lived long-lived assets are reported as held for sale, depreciation and amortization cease, and the assets are reported at the lower of carrying value or fair value less costs to sell. The Company has concluded that the carrying amount of definite lived long-lived assets is recoverable as of June 30, 2016 and 2015.

FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosures (“Topic 820”): Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends certain disclosure requirements of Subtopic 820-10. This ASU provides additional disclosures for transfers in and out of Levels 1 and 2 and for activity in Level 3. This ASU also clarifies certain other existing disclosure requirements including level of desegregation and disclosures around inputs and valuation techniques.

The Company’s financial assets and liabilities are accounted for in accordance with ASC 820 “Fair Value Measurement.” Under ASC 820 the Company uses inputs from the three levels of the fair value hierarchy to measure its financial assets and liabilities. The three levels are as follows:

Level 1- Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2- Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3- Inputs are unobservable and reflect the Company’s assumptions that market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available.

The Company’s financial instruments, principally accounts receivable, short-term finance receivables, prepaid expenses and other assets, accounts payable and accrued expenses, are carried at cost which approximates fair value due to the short-term maturity of these instruments. The fair value of the Company’s obligations under its long-term debt agreements and the long-term portion of its finance receivables approximate their carrying value as such instruments are at market rates currently available to the Company.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosures (“Topic 820”): Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends certain disclosure requirements of Subtopic 820-10. This ASU provides additional disclosures for transfers in and out of Levels 1 and 2 and for activity in Level 3. This ASU also clarifies certain other existing disclosure requirements including level of desegregation and disclosures around inputs and valuation techniques.

The Company’s financial assets and liabilities are accounted for in accordance with ASC 820 “Fair Value Measurement.” Under ASC 820 the Company uses inputs from the three levels of the fair value hierarchy to measure its financial assets and liabilities. The three levels are as follows:

Level 1- Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2- Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3- Inputs are unobservable and reflect the Company’s assumptions that market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available.

The Company’s financial instruments, principally accounts receivable, short-term finance receivables, prepaid expenses and other assets, accounts payable and accrued expenses, are carried at cost which approximates fair value due to the short-term maturity of these instruments. The fair value of the Company’s obligations under its long-term debt agreements and the long-term portion of its finance receivables approximate their carrying value as such instruments are at market rates currently available to the Company.

CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

Financial instruments that subject the Company to a concentration of credit risk consist principally of cash and accounts and finance receivables. The Company maintains cash with various financial institutions where accounts may exceed federally insured limits at times. Approximately 18%, 35% and 22% of the Company’s trade accounts and finance receivables at June 30, 2016, 2015 and 2014, respectively, were concentrated with one customer.

Concentration of revenues with customers subject the Company to operating risks. Approximately 16%, 21% and 26% of the Company’s license and transaction processing revenues for the years ended June 30, 2016, 2015 and 2014, respectively, were concentrated with one customer. Approximately 28% and 17% of the Company’s equipment sales revenue were concentrated with one customer for the years ended June 30, 2016 and 2015, respectively, with no concentrations for the year ended June 30, 2014. The Company’s customers are principally located in the United States.

REVENUE RECOGNITION
REVENUE RECOGNITION

Revenue from the sale or QuickStart lease of equipment is recognized on the terms of freight-on-board shipping point. Activation fee revenue, if applicable, is recognized when the Company’s cashless payment device is initially activated for use on the Company network. Transaction processing revenue is recognized upon the usage of the Company’s cashless payment and control network. License fees for access to the Company’s devices and network services are recognized on a monthly basis. In all cases, revenue is only recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed and determinable, and collection of the resulting receivable is reasonably assured. The Company estimates an allowance for product returns at the date of sale and license and transaction fee refunds on a monthly basis. The company makes an adjustment for rebates and product returns.

ePort hardware is available to customers under the QuickStart program pursuant to which the customer would enter into a five-year non-cancelable lease with either the Company or a third-party financing company for the devices. The Company utilizes its best estimate of selling price when calculating the revenue to be recorded under these leases. The leases qualify for sales type lease accounting. Accordingly, the Company recognizes a portion of lease payments as interest income for leases not placed with a third-party financing company. At the end of the lease period, the customer would have the option to purchase the device at its residual value.

REVENUE RECOGNITION

Revenue from the sale or QuickStart lease of equipment is recognized on the terms of free-on-board shipping point. Activation fee revenue, if applicable, is recognized when the Company’s cashless payment device is initially activated for use on the Company network. Transaction processing revenue is recognized upon the usage of the Company’s cashless payment and control network. License fees for access to the Company’s devices and network services are recognized on a monthly basis. In all cases, revenue is only recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed and determinable, and collection of the resulting receivable is reasonably assured. The Company estimates an allowance for product returns at the date of sale and license and transaction fee refunds on a monthly basis.

ePort hardware is available to customers under the QuickStart program pursuant to which the customer would enter into a five-year non-cancelable lease with either the Company or a third-party leasing company for the devices. The Company qualifies for sales type lease accounting. Accordingly, the company recognizes a portion of lease payments as interest income. At the end of the lease period, the customer would have the option to purchase the device at its residual value.

EQUIPMENT RENTAL
EQUIPMENT RENTAL

The Company offers its customers a rental program for its ePort devices, the JumpStart program (“JumpStart”). JumpStart terms are typically 36 months and are cancellable with thirty to sixty days’ written notice. In accordance with ASC 840, “Leases”, the Company classifies the rental agreements as operating leases, with service fee revenue related to the leases included in license and transaction fees in the Consolidated Statements of Operations. Cost for the JumpStart revenues, which consists of depreciation expense on the JumpStart equipment, is included in cost of services in the Consolidated Statements of Operations. ePort equipment utilized by the JumpStart program is included in property and equipment, net on the Consolidated Balance Sheet.

WARRANTY COSTS
WARRANTY COSTS

The Company generally warrants its products for one to three years. Warranty costs are estimated and recorded at the time of sale based on historical warranty experience, if available. These costs are reviewed and adjusted, if necessary, periodically throughout the year.

SHIPPING AND HANDLING
SHIPPING AND HANDLING

Shipping and handling fees billed to our customers in connection with sales are recorded as revenue. The costs incurred for shipping and handling of our product are recorded as cost of equipment.

ADVERTISING		ADVERTISING Advertising costs are expensed as incurred. Advertising expense was $0.3 million, $0.2 million, and $0.2 million in the fiscal years ended June 30, 2016, 2015, and 2014, respectively.
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses are expensed as incurred. Research and development expenses, which are included in selling, general and administrative expenses in the Consolidated Statements of Operations, were approximately $1.4 million, $1.5 million and $1.0 million, for the years ended June 30, 2016, 2015, and 2014, respectively. Our research and development initiatives focus on adding features and functionality to our system solutions through the development and utilization of our processing and reporting network and new technology.

ACCOUNTING FOR EQUITY AWARDS
ACCOUNTING FOR EQUITY AWARDS

In accordance with the ASC Topic 718, the cost of employee services received in exchange for an award of equity instruments is based on the grant-date fair value of the award and allocated over the vesting period of the award.

ACCOUNTING FOR EQUITY AWARDS

In accordance with ASC 718 the cost of employee services received in exchange for an award of equity instruments is based on the grant-date fair value of the award and allocated over the requisite service period of the award.

Litigation Costs
Litigation Costs

From time to time, we are involved in litigation, claims, contingencies and other legal matters. We record a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statement and (ii) the range of the loss can be reasonably estimated. We expense legal costs, including those legal costs expected to be incurred in connection with a loss contingency, as incurred.

INCOME TAXES
INCOME TAXES

The Company follows the ASC Topic 740, “Accounting for Uncertainty in Income Taxes”, which provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the consolidated financial statements. Accordingly, tax positions must meet a “more-likely-than-not” recognition threshold at the effective date to be recognized upon the adoption of ASC Topic 740 and in subsequent periods.

Income taxes are computed using the asset and liability method of accounting. Under the asset and liability method, a deferred tax asset or liability is recognized for estimated future tax effects attributable to temporary differences and carryforwards. The measurement of deferred income tax assets is adjusted by a valuation allowance, if necessary, to recognize future tax benefits only to the extent that, based on available evidence, it is more likely than not such benefits will be realized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in selling, general and administrative expenses. No interest or penalties related to uncertain tax positions were accrued or incurred during the three and nine months ended March 31, 2017 and 2016.

INCOME TAXES

The Company follows the provisions of FASB ASC 740, Accounting for Uncertainty in Income Taxes, which provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statements. Tax positions must meet a “more-likely-than-not” recognition threshold at the effective date to be recognized upon the adoption of ASC 740 and in subsequent periods.

Income taxes are computed using the asset and liability method of accounting. Under the asset and liability method, a deferred tax asset or liability is recognized for estimated future tax effects attributable to temporary differences and carryforwards. The measurement of deferred income tax assets is adjusted by a valuation allowance, if necessary, to recognize future tax benefits only to the extent, based on available evidence, it is more likely than not such benefits will be realized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in selling, general and administrative expenses. No interest or penalties related to uncertain tax positions were accrued or incurred during the years ended June 30, 2016, 2015, and 2014.

The Company files income tax returns in the United States federal jurisdiction and various state jurisdictions. The tax years ended June 30, 2013 through June 30, 2016 remain open to examination by taxing jurisdictions to which the Company is subject. As of June 30, 2016, the Company did not have any income tax examinations in process.

EARNINGS (LOSS) PER COMMON SHARE
EARNINGS (LOSS) PER COMMON SHARE

Basic earnings (loss) per share are calculated by dividing income (loss) applicable to common shares by the weighted average common shares outstanding for the period. Diluted earnings per share are calculated by dividing income (loss) applicable to common shares by the weighted average common shares outstanding for the period plus the effect of potential common shares unless such effect is anti-dilutive.

EARNINGS (LOSS) PER COMMON SHARE

Basic earnings (loss) per share are calculated by dividing net income (loss) applicable to common shares by the weighted average common shares outstanding for the period. Diluted earnings (loss) per share are calculated by dividing net income (loss) applicable to common shares by the weighted average common shares outstanding for the period plus the dilutive effects of common stock equivalents unless the effects of such common stock equivalents are anti-dilutive. For the years ended June 30, 2016, 2015 and 2014 no effect for common stock equivalents was considered in the calculation of diluted earnings (loss) per share because their effect was anti-dilutive.

The consolidated financial statements included in this Form 10-K reflect additional shares of common stock and preferred stock that had been issued and outstanding in prior periods but were not reflected as such in previous consolidated financial statements as explained in Note 19. The basic and diluted weighted average number of common shares outstanding for the years ended June 30, 2015 and 2014 have been adjusted to reflect the additional number of shares pertaining to each of those years. The foregoing adjustments in basic and diluted weighted common shares outstanding did not affect the previously reported net loss per common share-basic or diluted for the year ended June 30, 2015. The previously reported net income per common share-basic and diluted for the year ended June 30, 2014 was decreased from $.78 to $.77 as a result of the foregoing adjustments.

SOFTWARE DEVELOPMENT COSTS
SOFTWARE DEVELOPMENT COSTS

The Company follows the ASC Topic 350-40, “Accounting for the Cost of Computer Software Developed or obtained for Internal Use”, which provides for guidance for what costs can be capitalized for internal use.

Capitalized costs for internal-use software are included in fixed assets in the consolidated balance sheet and are amortized over three years. Costs incurred during the preliminary project along with post-implementation stages of internal use computer software development and costs incurred to maintain existing product offerings are expensed as incurred. The capitalization and ongoing assessment of recoverability of development costs require considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility and estimated economic life.

SOFTWARE DEVELOPMENT COSTS

Costs incurred during the preliminary project along with post-implementation stages of internal use computer software development and costs incurred to maintain existing product offerings are expensed as incurred. The capitalization and ongoing assessment of recoverability of development costs require considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility and estimated economic life.  At June 30, 2016, the Company had $137 thousand in capitalized software development which is being amortized over a period of three years.

OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME

ASC 220, “Comprehensive Income”, prescribes the reporting required for comprehensive income and items of other comprehensive income. Entities having no items of other comprehensive income are not required to report on comprehensive income. The Company has no items of other comprehensive income for its years ended June 30, 2016, 2015 or 2014.

RECENT ACCOUNTING PRONOUCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

The Company is evaluating whether the effects of the following recent accounting will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU 2017-04 – “Intangibles-Goodwill and Other (Topic 350): Simplifying the test for Goodwill Impairment.”

RECENT ACCOUNTING PRONOUCEMENTS

The Company is evaluating whether the effects of the following recent accounting pronouncements or any other recently issued, but not yet effective accounting standards, will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

In May 2014, the Financial Accounting Standards Board issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606).  This ASU was amended by ASU No. 2015-14, issued in August 2015, which deferred the original effective date by one year. The new guidance provides a single model for entities to use in accounting for revenue arising from contracts with customers and will supersede most current revenue recognition guidance. The new standard also requires expanded qualitative and quantitative disclosures about the nature, timing and uncertainty of revenue and cash flows rising from contracts with customers. The ASU is now effective for fiscal years, and interim reporting periods within those years, beginning with the year ending June 30, 2019.

In June 2014, the Financial Accounting Standards Board issued ASU 2014-12 Compensation - Stock Compensation (Topic 718); Accounting for share-based payments when the terms of the award provide that a performance target could be achieved after the requisite service period. Under the new guidance an entity will not record compensation expense related to an award until it becomes probable that the performance target will be met. This pronouncement will be effective for the Company beginning with the year ending June 30, 2017.

In April 2015, the Financial Accounting Standards Board issued ASU 2015-03 Interest - Imputation of Interest (Subtopic 835-30): Simplifying the presentation of debt issuance costs. This standard is part of FASB’s simplification initiative which has as its objective to identify, evaluate, and improve areas where cost and complexity can be reduced while maintaining or improving the usefulness of the information for users. The Company adopted this pronouncement for the year ended June 30, 2016.

In July 2015, the Financial Accounting Standards Board issued ASU 2015-11 Inventory (Topic 330): Simplifying the measurement of inventory. This standard is part of FASB’s simplification initiative which has as its objective to identify, evaluate, and improve areas where cost and complexity can be reduced while maintaining or improving the usefulness of the information for users. This pronouncement will be effective for the Company beginning with the year ending June 30, 2018.

In September 2015, the Financial Accounting Standards Board issued ASU 2015-16, "Simplifying the Accounting for Measurement-Period Adjustments". ASU 2015-16 eliminates the requirement for an acquirer in a business combination to account for measurement-period adjustments retrospectively. ASU 2015-16 will be effective for the Company beginning with the quarter ending September 30, 2016. Since this standard is prospective, the impact of ASU 2015-16 on the Company's financial condition, results of operations and cash flows will depend upon the nature of any measurement period adjustments identified in future periods.

In November 2015, the Financial Accounting Standards Board issued ASU 2015-17, "Balance Sheet Classification of Deferred Taxes" ("ASU 2015-17"), which will require entities to present all deferred tax liabilities and assets as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. The standard will be effective for the Company beginning with the quarter ending September 30, 2017. Early application is permitted. The standard can be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented.

In February 2016, the Financial Accounting Standards Board issued ASU 2016-02 “Leases” (Topic 842). Under the new guidance, those leases classified as operating leases under previous GAAP, will be recognized on our consolidated balance sheet as liabilities with corresponding right-of-use assets. This pronouncement will be effective for the Company beginning with the year ending June 30, 2018.

In March 2016, the Financial Accounting Standards Board issued ASU 2016-09 Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The new guidance simplifies several aspects of accounting and presentation for share-bases compensation. This pronouncement will be effective for the Company beginning with the year ending June 30, 2018.

In August 2016, the Financial Accounting Standards Board issued ASU 2016-15 Statement of Cash Flows Classification of Certain Cash Receipts and Cash Payments (Topic 230). This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. This pronouncement will be effective for the Company beginning with the year ending June 30, 2018.

There are three amendments to ASU 2014-09 issued in 2016. They are ASU 2016-08, issued in March 2016 Revenue from Contracts with Customers (Topic 606) Principal versus Agent Considerations which clarifies those relationships with the customer, ASU 2016-10, issued in April 2016 Revenue from Contracts with Customers (Topic 606), Identifying Performance Obligations and Licensing, what is the entity’s obligations to its customer and what is the customer’s entitlement in the license agreements and ASU 2016-12, issued in April 2016 Revenue from Contracts with Customers (Topic 606), Narrow Scope Improvements and Practical Expedients, guidance on assessing collectability, presentation of sales taxes, noncash consideration, and completed contract modifications at transition. These amendments to ASU 2014-09 are now effective for fiscal years, and interim reporting periods within those years, beginning with the year ending June 30, 2019.

RECLASSIFICATION
RECLASSIFICATION

Commencing with the June 30, 2016 financial statements, the Company changed the manner in which it presents certain unfunded finance receivables in its consolidated balance sheets and the related statements of cash flows. These finance receivables have yet to be and are expected to be funded by a third-party funding source. The previous accounting classification recorded these amounts as accounts receivable in the consolidated balance sheets and the related statements of cash flows. The impact of this change on the Statement of Cash Flows is as follows:

	Three months ended March 31, 2016		Nine months ended March 31, 2016
	Accounts Receivable	Finance Receivables	Accounts Receivable	Finance Receivables
Per Original Statement of Cash Flows	$(1,872)	$(154)	$(3,352)	$547
Reclass of Unfunded Leases, beginning of period (starting BS)	(2,096)	2,096	(1,026)	1,026
Reclass of Finance Receivables, end of period	2,308	(2,308)	2,308	(2,308)
Impact from the reclassification	212	(212)	1,282	(1,282)
Adjusted Statement of Cash Flows	$(1,660)	$(366)	$(2,070)	$(735)

RECLASSIFICATION

As reported in the Company’s Form 10-Q for the quarter ended September 30, 2015, commencing with the September 30, 2015 financial statements, the Company changed the manner in which it presents certain uncollected customer accounts receivable and the related allowance in its consolidated balance sheets and the related statements of cash flows. These accounts receivable represent a large number of small balance amounts due from customers for processing and service fees which had not been billed to customers, and as to which, there had been no customer transaction proceeds from which the Company could collect the amounts due in accordance with its normal procedures. The previous accounting classification recorded these amounts as a reduction of its accounts payable in the consolidated balance sheets and the related statements of cash flows. The new accounting classification moves these amounts to accounts receivable and allowance for bad debt.

($ in thousands)	June 30, 2015 Balances
Consolidated Balance Sheet Line Items	As previously reported	Reclassification	As reclassified

Accounts Receivable, net of allowance for doubtful accounts:
Reclassification of balances included in accounts payable to accounts receivable		$2,114
Reclassification of the allowance for doubtful accounts in accounts payable		(815)
	$4,672	$1,299	$5,971

Allowance for Doubtful Accounts:
Reclassification of the allowance for doubtful accounts in accounts payable	$(494)	$(815)	$(1,309)

Accounts Payable:
Reclassification of balances included in accounts payable to accounts receivable		$2,114
Reclassification of the allowance for doubtful accounts in accounts payable		(815)
	$9,243	$1,299	$10,542

Accordingly, the respective balances for all prior periods presented in these financial statements were reclassified in order to be consistent with and comparable to the accounting classification of these items in our June 30, 2015 financial statements. The new accounting classification as well as the reclassification for prior periods had no effect on the consolidated statements of operations or the consolidated statements of shareholders’ equity. The details of the reclassification of the consolidated balance sheets were disclosed in the Company’s Form 10-Q for the quarter ended September 30, 2015. The consolidated statements of cash flows amounts are presented in the table below:

($ in thousands)	For the fiscal year ended June 30, 2015
Consolidated Statement of Cash Flow Line Items	As previously reported	Reclassification	As reclassified

Accounts Receivable
Reclassification of cash provided by and included in accounts payable to accounts receivable	$(2,517)	$(22)	$(2,539)

Accounts Payable:
Reclassification of cash used in and included in accounts payable to accounts receivable	$919	$22	$941

($ in thousands)	For the fiscal year ended June 30, 2014
Consolidated Statement of Cash Flow Line Items	As previously reported	Reclassification	As reclassified

Accounts Receivable
Reclassification of cash provided by and included in accounts payable to accounts receivable	$(157)	$(47)	$(204)

Accounts Payable:
Reclassification of cash used in and included in accounts payable to accounts receivable	$413	$47	$460